Unaudited Condensed Consolidated Statements of Operations (Parentheticals) ¥ in Thousands		6 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Workspace membership revenue		¥ 5	¥ 346
Marketing and branding service revenue		9,155	12,822
Other service revenue		1,814	3,344
Workspace membership		154	419
Marketing and branding service		¥ 46,385	¥ 4,269
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (7.21)	¥ (52.42)
Diluted (in Shares) | shares		5,326,589	4,373,728

[1]	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.